Revenue	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Revenue

11. Revenue:

Details of revenue are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Acquisition services	$1,435	$1,631	$3,848	$2,109
Value-added data	313	724	827	979
Software and solutions	1,270	1,195	2,605	2,137
	$3,018	$3,550	$7,280	$5,225

Primary geographical market
United States	$481	$717	$1,100	$1,101
Asia/Pacific	1,438	1,649	3,891	2,146
Europe	1,099	1,184	2,289	1,978
	$3,018	$3,550	$7,280	$5,225

Timing of revenue recognition
Upon delivery	$339	$846	$1,064	$1,267
Services overtime	2,679	2,704	6,216	3,958
	$3,018	$3,550	$7,280	$5,225

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at June 30, 2025 was $49 (December 31, 2024 – $194) and are amortized consistent with the method of revenue recognized on the contract.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

Changes in contract acquisition costs are as follows:

	June 30,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	14	496
Amortization	(159)	(416)
Contract acquisition costs, end of period	$49	$194